Credit Quality - Schedule of Age Analysis of its Past Due Loans, Segregated by Class of Loans and Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Loans, Past Due	$ 21,373,185	$ 20,580,163
Loans, Recorded Investment >90 Days & Accruing	14,579	18,640
30-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	83,950	91,536
90 Days or more Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	45,498	49,511
Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	129,448	141,047
Current & Other [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	21,243,737	20,439,116
Construction & Land Development [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	3,148,245	2,926,971
Loans, Recorded Investment >90 Days & Accruing	0	0
Construction & Land Development [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	879	3,060
Construction & Land Development [Member] | 90 Days or more Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	6,423	475
Construction & Land Development [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	7,302	3,535
Construction & Land Development [Member] | Current & Other [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	3,140,943	2,923,436
Commercial Real Estate [Member] | Owner-Occupied [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	1,598,231	1,724,927
Loans, Recorded Investment >90 Days & Accruing	110	4,023
Commercial Real Estate [Member] | Owner-Occupied [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	6,361	5,643
Commercial Real Estate [Member] | Owner-Occupied [Member] | 90 Days or more Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	6,335	12,368
Commercial Real Estate [Member] | Owner-Occupied [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	12,696	18,011
Commercial Real Estate [Member] | Owner-Occupied [Member] | Current & Other [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	1,585,535	1,706,916
Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	6,718,343	6,286,974
Loans, Recorded Investment >90 Days & Accruing	2,460	0
Commercial Real Estate [Member] | Nonowner-Occupied [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	10,373	9,996
Commercial Real Estate [Member] | Nonowner-Occupied [Member] | 90 Days or more Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	13,146	8,916
Commercial Real Estate [Member] | Nonowner-Occupied [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	23,519	18,912
Commercial Real Estate [Member] | Nonowner-Occupied [Member] | Current & Other [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	6,694,824	6,268,062
Other Commercial [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	3,572,440	3,612,568
Loans, Recorded Investment >90 Days & Accruing	560	2,946
Other Commercial [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	3,218	13,466
Other Commercial [Member] | 90 Days or more Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	1,224	5,338
Other Commercial [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	4,442	18,804
Other Commercial [Member] | Current & Other [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	3,567,998	3,593,764
Residential Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	5,271,236	4,662,911
Loans, Recorded Investment >90 Days & Accruing	6,244	7,342
Residential Real Estate [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	26,523	25,315
Residential Real Estate [Member] | 90 Days or more Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	12,136	17,735
Residential Real Estate [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	38,659	43,050
Residential Real Estate [Member] | Current & Other [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	5,232,577	4,619,861
Consumer [Member] | Bankcard [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	9,962	9,273
Loans, Recorded Investment >90 Days & Accruing	127	109
Consumer [Member] | Bankcard [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	145	63
Consumer [Member] | Bankcard [Member] | 90 Days or more Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	127	109
Consumer [Member] | Bankcard [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	272	172
Consumer [Member] | Bankcard [Member] | Current & Other [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	9,690	9,101
Consumer [Member] | Other Consumer [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	1,054,728	1,356,539
Loans, Recorded Investment >90 Days & Accruing	5,078	4,220
Consumer [Member] | Other Consumer [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	36,451	33,993
Consumer [Member] | Other Consumer [Member] | 90 Days or more Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	6,107	4,570
Consumer [Member] | Other Consumer [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	42,558	38,563
Consumer [Member] | Other Consumer [Member] | Current & Other [Member]
Financing Receivable, Past Due [Line Items]
Loans, Past Due	$ 1,012,170	$ 1,317,976